Report of Directors Financial Review Risk Report - Sources of funding and uses (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 3,233,034	$ 3,017,048
Funding uses	3,233,034	3,017,048
Loans And Advances To Customers
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	988,399	930,658
Loans And Advances To Banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	108,462	102,039
Reverse Repurchase Agreement, Non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	298,392	252,549
Cash collateral, margin, settlement accounts and items in course of transmission to other banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	87,667	78,538
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	11,115	27,234
Trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	366,153	314,842
Trading assets | – reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	18,449	16,823
Trading assets | – stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	14,947	8,374
Trading assets | – other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	332,757	289,645
Financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	567,211	493,166
Cash and balances with central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	242,859	267,674
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	562,776	550,348
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,786,828	1,654,955
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	97,952	73,997
Repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	204,974	180,880
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	99,675	105,785
Cash collateral, margin, settlement accounts and items in course of transmission to other banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	91,087	82,732
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	23,382	29,011
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	28,406	25,958
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	158,456	138,727
Insurance contract liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	122,955	107,629
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	72,122	65,982
Trading liabilities | Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	13,113	14,806
Trading liabilities | – stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	6,250	3,525
Trading liabilities | – other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	52,759	47,651
Total equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	205,666	192,273
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 341,531	$ 359,119